Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/01

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    __Bowman Financial Management Co., Inc.___
Address: __1013 N. Calvert Street__________________
         __Baltimore, MD. 21202____________________
         __________________________________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: ___Bernard Smith__________________________
Title: __System Administrator___________________
Phone: __410-685-0234___________________________

Signature, Place, and Date of Signing:
_Bernard Smith________Baltimore, Maryland__________10/24/01
 [Signature] 		  [City, State] 	     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number 		Name
28-____________ 			_____________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 81
Form 13F Information Table Value Total: $101,354,158.02
    (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 			Name
____ 		28-____________ 				________

Form 13F INFORMATION TABLE
Name              CLASS	 CUSIP	   Value AMT  Inv.Desc. Other Man. Author.
Viacom Inc.         CS  925524308 1,315,657.50   38,135  Y 	 N   Sole
CVS Corp. Delaware  CS  126650100   285,520.00    8,600  Y       N   Sole
Dollar General      CS  256669102 1,712,899.78  146,401  Y       N   Sole
Home Depot          CS  437076102   228,301.50    5,950  Y       N   Sole
Lowes Companies Inc CS  548661107 1,990,790.61   62,900  Y       N   Sole
Manpower            CS  56418H100   513,435.00   19,500  Y       N   Sole
NCR		    CS  62886E108   845,291.85	 28,509  Y       N   Sole
Proctor & Gamble    CS  74271810  1,900,255.74   26,106  Y       N   Sole
Wal-Mart Stores Inc CS  93114210  4,061,178.00   82,044  Y       N   Sole
Walgreen            CS  931422109   750,574.00   21,800  Y       N   Sole
American Tower Corp CS	029912201   793,285.68   57,112  Y	 N   Sole
ADP                 CS  053015103 1,380,153.60	 29,340  Y 	 N   Sole
Computer Science    CS	205363104 2,285,114.47	 68,891  Y       N   Sole
Electronic Data Sys CS	285661104   669,194.76	 11,622  Y	 N   Sole
Emerson Electric    CS	29101110  2,599,829.70	 55,245  Y	 N   Sole
General Electric    CS	369604103 4,034,742.88	108,460  Y	 N   Sole
Honeywell Intl.	    CS	438516106 1,169,797.55	 44,310  Y	 N   Sole
3M	            CS  604059105   745,478.40    7,576  Y       N   Sole
Molex Inc. Class A  CS	608554200 1,070,427.41   44,050  Y	 N   Sole
Service Masters     CS  81760N109   253,761.38   22,882  Y       N   Sole
Interpublic Group   CS  460690100   681,360.00	 33,400  Y	 N   Sole
Tyco Intl. LTD	    CS  902124106 2,159,249.10   47,456  Y	 N   Sole
United Parcel Svc.  CS  911312106   270,296.00    5,200  Y       N   Sole
Abbott Laboratories CS  00282410  3,583,820.15   69,119  Y       N   Sole
Amgen               CS  031162100 2,600,278.65   44,245  Y       N   Sole
Bristol Myers       CS  110122108 1,312,573.00   23,624  Y       N   Sole
Cardinal Health     CS  14149Y10  5,409,442.50   73,150  Y       N   Sole
Caremark Rx, Inc.   CS  141705103   316,703.16   18,987  Y       N   Sole
Johnson & Johnson   CS  47816010  3,010,768.40   54,346  Y       N   Sole
Lilly               CS  532457108   773,106.00    9,580  Y       N   Sole
Merck & Co.         CS  589331107   763,502.40   11,464  Y       N   Sole
Pfizer              CS  717081103 1,047,813.00   26,130  Y       N   Sole
Quest Diagnostics   CS  74834L100   274,565.00    4,450  Y       N   Sole
Schering Plough     CS  806605101   654,073.00   17,630  Y       N   Sole
Trigon Healthcare   CS  89618L100   301,300.00    4,600  Y       N   Sole
Agilent Tech.       CS  00846U101 1,387,080.32   70,950  Y       N   Sole
Atmel Corp          CS  04951310    798,928.00  119,600  Y       N   Sole
Cisco Systems       CS  17275R102   802,150.44   65,858  Y       N   Sole
Compaq Computers    CS  20449310    273,415.62   32,902  Y       N   Sole
Corning             CS  219350105   550,371.66   62,400  Y       N   Sole
EMC Corporation     CS  268648102   301,387.50   25,650  Y       N   Sole
Hewlett Packard     CS  428236103   814,216.50   50,730  Y       N   Sole
IBM                 CS  459200101 1,411,262.88   15,386  Y       N   Sole
Intel Corp.         CS  45814010    709,881.20   34,730  Y       N   Sole
Microsoft Corp      CS  59491810  1,059,474.85   20,705  Y       N   Sole
Oracle Systems      CS  68389X105 2,100,847.42  166,999  Y       N   Sole
Solectron           CS  834182107 1,079,955.00   92,700  Y       N   Sole
Pepsico Inc.        CS  713448108   281,300.00    5,800  Y       N   Sole
Sysco  Corp         CS  87182910    874,642.84   34,246  Y       N   Sole
AT&T Wireless Group CS  001957406 1,501,463.07  100,499  Y       N   Sole
Bellsouth Corp.     CS  079860102 1,054,040.40   25,368  Y       N   Sole
Comcast corp.       CS  200300200 2,049,970.50   57,150  Y       N   Sole
Motorola Inc.       CS  620076109   207,714.00   13,315  Y       N   Sole
Qwest Comm.         CS  74912110    309,785.00   18,550  Y       N   Sole
SBC Communications  CS  783876103 1,846,397.20   39,185  Y       N   Sole
Verizon             CS  077853109 2,130,418.92   39,372  Y       N   Sole
Vodafone Group PLC  CS  92857T107 1,931,931.00   87,975  Y	 N   Sole
Worldcom Inc.       CS  98157D106   150,941.44   10,036  Y       N   Sole
Dominion Resources  CS  257470104 1,476,789.44   24,882  Y	 N   Sole
El Paso Corp.       CS  283361109   839,476.20   20,204  Y       N   Sole
Exxon/Mobil Corp    CS  30229010  3,024,903.25   76,774  Y       N   Sole
Halliburton Co      CS  406216101 1,278,810.50   56,710  Y       N   Sole
Royal Dutch         CS  780257804   256,626.75    5,107  Y       N   Sole
Texaco              CS  881694103   720,200.00   11,080  Y       N   Sole
Wash. Gas Light     CS  938837101   217,019.10    8,070  Y       N   Sole
Aflac               CS  001055102 1,122,984.00   41,592  Y       N   Sole
American Intern.    CS  02687410  4,516,288.12   57,901  Y       N   Sole
Bank of America     CS  06605F102 1,184,291.20   20,278  Y       N   Sole
Citigroup           CS  17296701  2,006,673.94   49,547  Y       N   Sole
Fannie Mae          CS  31358610  1,859,910.00   28,614  Y       N   Sole
Federal Home Loan   CS  313400301 2,789,370.46   34,841  Y       N   Sole
First Data Corp     CS  319963104   763,031.22   13,097  Y       N   Sole
Wachovia Corp       CS  337358105   697,376.00   22,496  Y       N   Sole
Hibernia Corp Cl-A  CS  428656102   165,543.75   10,125  Y       N   Sole
MBNA Corp           CS  55262L100   418,123.16   13,804  Y       N   Sole
US Bancorp          CS  902973304   222,576.30   10,035  Y       N   Sole
Duke-Weeks Realty   CS  264411505   888,375.00   37,500  Y       N   Sole
Federal Realty Inv. CS  313747206   246,400.00   11,200  Y       N   Sole
Simon Property      CS  828806109   742,716.00   27,600  Y       N   Sole
Wash. Real Estate   CS  939653101   259,734.00   10,950  Y       N   Sole
Marsh & Mclennan    CS  571748102   271,823.70    2,811  Y       N   Sole


Total Value: $101,361,158.02